INVENTORY (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories included in the accompanying balance sheet are stated at the lower of cost or market as summarized below:

	December 31, 2013	December 31, 2012
Raw materials consisting of purchased parts, components and work in process	$2,461,000	$—
Finished goods	455,000	—
Total Inventory	$2,916,000	$—